Income Taxes - Schedule of Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Income Taxes [line items]
Profit (loss) from continuing operations before taxes	$ 1,656	$ (718)
Profit from discontinued operations (Note 5(c))	0	1,631
Gain on sale of discontinued operations (Note 5(c))	0	978
Profit for the year from continuing and discontinued operations before taxes	1,656	1,891
Tax expense at the Canadian statutory income tax rate of 27%	447	511
Tax effect of:
Resource taxes	183	229
Non-deductible expenses (non-taxable income)	(27)	(20)
Derecognition (recognition) of deferred tax assets	(96)	206
Remeasurement of deferred Chilean mining royalty liability	63	88
Effect of taxes in foreign jurisdictions	20	15
Revisions to prior year estimates	(6)	11
Non-controlling interests	0	(77)
Effect from sale of discontinued operations	0	633
Other	0	12
Total income taxes from continuing and discontinued operations	584	1,608
Represented by:
Current income taxes	749	1,594
Deferred income taxes	(165)	14
Provision for income taxes from continuing operations	$ 584	205
Applicable tax rate	27.00%
Aggregate continuing and discontinued operations
Tax effect of:
Total income taxes from continuing and discontinued operations	$ 584	1,608
Discontinued operations
Represented by:
Provision for income taxes from discontinued operations	$ 0	$ 1,403